Mar. 01, 2015
THE COMMERCE FUNDS

The Growth Fund

The MidCap Growth Fund

Supplement dated October 1, 2015 to the

Prospectus dated March 1, 2015 (the “Prospectus”)

The information under “Fees and Expenses of the Fund” in the section entitled “Commerce Growth Fund – Summary” on page 2 of the Prospectus is amended and restated as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares. The fees and expenses in the table have been restated to reflect the fees that will apply effective October 1, 2015.

Growth Fund

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.40%

Total Annual Fund Operating Expenses (1) (2)	0.80%

(1)	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses, during the current fiscal year to 1.13% of the Fund’s average daily net assets through March 1, 2016. After this date, the Adviser or the Fund may terminate the contractual arrangement.
(2)	Total Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

The first paragraph under “Example” in the section entitled “Commerce Growth Fund – Summary” on page 2 of the Prospectus is amended and restated as follows:

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$82	$255	$444	$990

The information under “Fees and Expenses of the Fund” in the section entitled “Commerce MidCap Growth Fund – Summary” on page 10 of the Prospectus is amended and restated as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares. The fees and expenses in the table have been restated to reflect the fees that will apply effective October 1, 2015.

MidCap Growth Fund

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.39%

Total Annual Fund Operating Expenses (1)	0.89%

(1)	Total Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

The first paragraph under “Example” in the section entitled “Commerce MidCap Growth Fund – Summary” on page 10 of the Prospectus is amended and restated as follows:

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096